NUVEEN GEORGIA MUNICIPAL BOND FUND

NUVEEN LOUISIANA MUNICIPAL BOND FUND

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED SEPTEMBER 29, 2023

1.

Joel H. Levy and Timothy T. Ryan, CFA, have been named portfolio managers of Nuveen Georgia Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund. Daniel J. Close, CFA, will continue to serve as a portfolio manager for the Funds.

Joel H. Levy is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry in 2003 and joined NAM in 2011. He assumed portfolio management responsibilities in 2015.

Timothy T. Ryan, CFA, is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry in 1983 and joined NAM in 2010. He assumed portfolio management responsibilities in 1991.

2.	Paul L. Brennan, CFA, has been named a portfolio manager of Nuveen Louisiana Municipal Bond Fund. Steven M. Hlavin will continue to serve as a portfolio manager for the Fund.

Paul L. Brennan, CFA, is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry in 1991 and joined NAM in 1997. He assumed portfolio management responsibilities in 1994.

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FUND’S PROSPECTUS

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NUVEEN GEORGIA MUNICIPAL BOND FUND

NUVEEN LOUISIANA MUNICIPAL BOND FUND

NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 29, 2023

1.

Joel H. Levy and Timothy T. Ryan, CFA, have been named portfolio managers of Nuveen Georgia Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund. Daniel J. Close, CFA, will continue to serve as a portfolio manager for the Funds.

2.	Paul L. Brennan, CFA, has been named a portfolio manager of Nuveen Louisiana Municipal Bond Fund. Steven M. Hlavin will continue to serve as a portfolio manager for the Fund.

3.	The following includes the accounts managed by Joel H. Levy, Timothy T. Ryan and Paul L. Brennan as of August 31, 2023:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Joel H. Levy	Registered Investment Companies	7	$9,971.99	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Timothy T. Ryan	Registered Investment Companies	15	$21,442.28	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	11	$2,254.05	0	$0
Paul L. Brennan	Registered Investment Companies	10	$26,127.96	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	7	$1,054.75	0	$0

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Joel H. Levy*	Nuveen Georgia Municipal Bond Fund	A	A
	Nuveen North Carolina Municipal Bond Fund	A

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Timothy T. Ryan*	Nuveen Georgia Municipal Bond Fund	A	A
	Nuveen North Carolina Municipal Bond Fund	A
Paul L. Brennan*	Nuveen Louisiana Municipal Bond Fund	A	F

*	Information provided is as of August 31, 2023.

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